Other operating expenses	9 Months Ended
Mar. 31, 2025
Other operating expenses [Abstract]
Other operating expenses	6. Other operating expenses

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000

Insurance	4,927	1,736	12,569	4,835
Sponsorship and marketing	619	748	2,054	1,442
Loss on theft of PPE in transit	-	-	1,724	-
ERS fees	185	24	367	56
Charitable donations	5	4	254	237
Filing fees	48	21	91	57
Other expenses	1,128	313	2,596	1,105
Non-refundable sales tax (See note 16 - Provisions)	1,865	1,351	7,088	4,317
Non-refundable provincial sales tax	1,420	340	3,722	963
Site identification costs	-	-	44	-
Legal expenses	-	-	-	1,797

Total other operating expenses	10,197	4,537	30,509	14,809

Insurance expenses include $2,944,000 and $285,000 of construction insurance costs and $9,625,000 and $4,550,000 of other insurance costs for the nine months ended 31 March 2025 and 2024, respectively.
Loss on theft of PPE in transit
In July 2024, a shipment of mining hardware with a carrying value of $1,724,000 was stolen whilst in transit to the Group’s site at Childress. The hardware was written off during the period ended 30 September 2024. An associated insurance claim was approved by insurers in October 2024 with the insurance proceeds (less a non-deductible amount of $25,000) recorded as Other Income (Refer to note 5 - Other income).